Convertible Subordinated Notes Payable	6 Months Ended
Jun. 30, 2019
Convertible Subordinated Notes Payable [Abstract]
Convertible Subordinated Notes Payable

5.    Convertible Subordinated Notes Payable

The Company issued certain convertible subordinated promissory notes with an aggregate principal amount of $2,920,000 at issuance (the “Convertible Notes”) during the first half of 2018 to certain institutional investors, our management team, and other individual accredited investors.

The Convertible Notes have a four-year term, begin to mature on March 23, 2022, and bear interest at 6%.  The holders can convert the Convertible Notes at any time into the number of shares of our common stock equal to the quotient obtained by dividing (i) the amount of the unpaid principal and interest on such Convertible Note by (ii) $0.32 (the “Conversion Price”).  The Conversion Price is subject to a down round adjustment if we issue shares or equity-linked instruments at a conversion price below $0.32 per share.  No payments of principal or interest are due until the maturity.

The Convertible Notes are subordinated in right of payment to the prior payment in full of all of our Senior Indebtedness, which is defined as amounts due in connection with our indebtedness for borrowed money to banks, commercial finance lenders (including Pacific West Bank), or other lending institutions regularly engaged in the business of lending money, with certain restrictions.

During the period from January 1, 2019 through June 30, 2019, Convertible Notes in the aggregate principal amount of $687,500 and related accrued interest were converted into 2,313,976 shares of common stock in accordance with the original terms of the Convertible Notes.  As a result, the carrying amount of the converted principal amount of such Convertible Notes, along with the converted accrued interest, in an aggregate amount of $740,000, was credited to common stock and additional paid-in capital and unamortized discounts in an amount equal to $142,000 were recognized as interest expense for the six months ended June 30, 2019.

The principal balance of Convertible Notes outstanding was equal to $2,232,500 and $2,920,000 at June 30, 2019 and December 31, 2018, respectively.  The balance of Convertible Notes is presented net of unamortized discounts in an amount equal to $250,000 and $392,000 at June 30, 2019 and December 31, 2018, respectively.  The principal balance of Convertible Notes payable to related parties was equal to $120,000 at both June 30, 2019 and December 31, 2018.